Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK SERIES FUND, INC.
BlackRock Capital Appreciation Portfolio
(the “Fund”)
Supplement dated November 19, 2025 (the “Supplement”) to the Fund’s
Prospectus, dated May 1, 2025, as amended or supplemented to date
Effective immediately, the following changes are made to the Fund’s Prospectus:
The fourth paragraph of the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Capital Appreciation Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
The Fund may invest in companies of any size but emphasizes investments in companies that have large stock market capitalizations (currently, approximately $2 billion or more).

BlackRock Capital Appreciation Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK SERIES FUND, INC.
BlackRock Capital Appreciation Portfolio
(the “Fund”)
Supplement dated November 19, 2025 (the “Supplement”) to the Fund’s
Prospectus, dated May 1, 2025, as amended or supplemented to date
Effective immediately, the following changes are made to the Fund’s Prospectus:
The fourth paragraph of the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Capital Appreciation Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
The Fund may invest in companies of any size but emphasizes investments in companies that have large stock market capitalizations (currently, approximately $2 billion or more).